LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–52.22%
INVESTMENT COMPANIES–52.22%
Equity Funds–19.25%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	4,892,665	$69,236,103
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	991,024	11,612,816
LVIP SSGA S&P 500 Index Fund	795,733	23,088,994
LVIP SSGA Small-Cap Index Fund	388,474	11,524,474
		115,462,387
Fixed Income Fund–15.90%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	9,501,567	95,376,734
		95,376,734
International Equity Funds–17.07%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	2,787,528	22,355,975
LVIP Franklin Templeton Multi-Factor International Equity Fund	5,886,319	51,499,405
LVIP SSGA International Index Fund	2,534,696	28,571,087
		102,426,467
Total Affiliated Investments (Cost $262,008,257)		313,265,588

UNAFFILIATED INVESTMENTS–47.64%
INVESTMENT COMPANIES–47.64%
Equity Funds–12.19%
Communication Services Select Sector SPDR® Fund	118,179	11,398,365
Energy Select Sector SPDR® Fund	135,501	12,662,568
SPDR® Portfolio S&P 600 Small Cap ETF	422,187	17,208,342
SPDR® S&P 500 ETF Trust	20,576	11,510,009
SPDR® Gold Shares	31,652	9,120,207
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
Technology Select Sector SPDR® Fund	54,223	$11,195,965
		73,095,456
Fixed Income Funds–16.17%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	220,595	3,006,710
SPDR® Portfolio Aggregate Bond ETF	350,202	8,944,159
SPDR® Portfolio Long Term Corporate Bond ETF	524,334	11,834,218
SPDR® Portfolio Long Term Treasury ETF	221,087	6,026,832
SPDR® Portfolio TIPS ETF	1,761,103	46,457,897
SPDR® FTSE International Government Inflation-Protected Bond ETF	315,283	11,823,459
SPDR® Portfolio Intermediate Term Corporate Bond ETF	268,724	8,932,386
		97,025,661
International Equity Funds–11.98%
SPDR® Portfolio Developed World ex-US ETF	948,065	34,519,047
SPDR® Portfolio Emerging Markets ETF	589,049	23,190,859
Vanguard FTSE European ETF	201,936	14,177,927
		71,887,833
Money Market Fund–7.30%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.29%)	43,781,580	43,781,580
		43,781,580
Total Unaffiliated Investments (Cost $275,173,069)		285,790,530

TOTAL INVESTMENTS–99.86% (Cost $537,181,326)	599,056,118
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.14%	863,956
NET ASSETS APPLICABLE TO 50,020,663 SHARES OUTSTANDING–100.00%	$599,920,074

✧✧Standard Class shares.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–1

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
6	British Pound	$484,163	$485,341	6/16/25	$—	$(1,178)
6	Euro	814,650	823,874	6/16/25	—	(9,224)
7	Japanese Yen	587,913	600,369	6/16/25	—	(12,456)
					—	(22,858)
Equity Contracts:
10	E-mini MSCI Emerging Markets Index	555,400	553,770	6/20/25	1,630	—
14	E-mini Russell 2000 Index	1,418,970	1,429,190	6/20/25	—	(10,220)
20	E-mini S&P 500 Index	5,653,250	5,628,869	6/20/25	24,381	—
4	E-mini S&P MidCap 400 Index	1,175,440	1,153,130	6/20/25	22,310	—
14	Euro STOXX 50 Index	785,521	802,797	6/20/25	—	(17,276)
4	FTSE 100 Index	443,948	443,889	6/20/25	59	—
2	Nikkei 225 Index (OSE)	475,498	484,971	6/12/25	—	(9,473)
					48,380	(36,969)
Total Futures Contracts					$48,380	$(59,827)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2025.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–2

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes
March 31, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Number of Shares 03/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-52.22%@
Equity Funds-19.25%@
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	$72,427,153	$2,660,000	$2,770,000	$264,288	$(3,345,338)	$69,236,103	4,892,665	$—	$—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	11,578,748	1,180,000	90,000	(3,624)	(1,052,308)	11,612,816	991,024	—	—
✧✧LVIP SSGA S&P 500 Index Fund	42,243,282	740,000	19,610,000	4,753,385	(5,037,673)	23,088,994	795,733	—	—
✧✧LVIP SSGA Small-Cap Index Fund	11,581,391	1,220,001	170,000	(7,263)	(1,099,655)	11,524,474	388,474	—	—
Fixed Income Funds-15.90%@
×SPDR® Portfolio TIPS ETF	46,855,720	—	—	—	—	—	—	—	—
✧✧LVIP SSGA Bond Index Fund	94,427,495	2,560,000	4,135,196	(484,319)	3,008,754	95,376,734	9,501,567	—	—
International Equity Funds-17.07%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	23,836,999	—	2,416,045	46,009	889,012	22,355,975	2,787,528	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	53,512,995	—	6,710,000	419,750	4,276,660	51,499,405	5,886,319	—	—
✧✧LVIP SSGA International Index Fund	29,710,550	—	3,470,000	337,415	1,993,122	28,571,087	2,534,696	—	—
Total	$386,174,333	$8,360,001	$39,371,241	$5,325,641	$(367,426)	$313,265,588		$—	$—

@ As a percentage of Net Assets as of March 31, 2025.
✧✧ Standard Class shares.
× Issuer is no longer an affiliate of the Fund at March 31, 2025.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–3